BUSINESS ACQUISITION	12 Months Ended
Jun. 30, 2022
Business Acquisition
BUSINESS ACQUISITION

17. BUSINESS ACQUISITION

On 13 August 2021, the Company completed the acquisition of EasyDNA’s assets and business. The purchase was settled by $3,400,625 in cash and $1,574,136 in GTG shares. Costs incurred in respect of acquisition were $116,682, these have been recognised through profit or loss for the period. The acquisition provides the foundation for the Company to grow its portfolio of serious disease test through direct-to-consumer market and additional platform for growth and expansion into lifestyle testing. The acquisition will provide the Group with operational and sales channel synergies that represents goodwill, which cannot be separately measured and identified.

Intangible assets arising on acquisition were valued by an independent valuer. Details of net assets acquired and of goodwill are as follows:

	Number of shares	$
Fair value of consideration transferred
Amount settled in cash		3,400,625
Amount settled in shares	209,363,400	1,574,136
Total consideration		4,974,761
Recognised amounts of identifiable net assets
Right-of-use asset		42,289
Intangible assets (1)		720,550
Other payables		(19,193)
Lease liability		(42,289)
Employee benefit provisions		(53,111)
Deferred tax liability		(180,138)
Identifiable net assets		468,108
Goodwill on acquisition (Note 15)		4,506,653

Goodwill arises on the acquisition of a business combination. Goodwill is calculated as the excess sum of:

●	the consideration transferred;
●	any non-controlling interest; and
●	the acquisition date fair value of any previously held equity interest; over the acquisition date fair value of net identifiable assets acquired.

Goodwill is not amortised. Instead, goodwill is tested annually for impairment, or more frequently if events or changes in circumstances indicate that it might be impaired, and is carried at cost less accumulated impairment losses. Impairment losses on goodwill are taken to profit or loss and are not subsequently reversed.

(1)	Intangible assets relate to brand, trademark, trade names and domain names acquired as part of the business acquisition amounted to $720,550 (refer to Note 16 for further details).

EasyDNA incurred a loss of $165,000 from 13 August 2021 to the 30 June 2022.

Business combination entered into after the reporting period

On 14 July 2022, the Group entered into an Acquisition Agreement to acquire 100% ownership in the direct-to-consumer eCommerce business and distributions rights associated with AffinityDNA for total consideration of GBP555,000, comprising cash consideration of GBP227,500 on completion and GBP227,500 payable in July 2023 subject to the AffinityDNA business attaining certain financial performance parameters. Through the imposition of various contractual rights, control in the context of the Australian Accounting Standards was obtained on 14 July 2022.

The acquisition of AffinityDNA will provide GTG with an additional and complimentary platform to further build its existing direct-to-consumer offerings and lifestyle division.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (cont.)

17. BUSINESS ACQUISITION (cont.)

There are no contingent consideration arrangements related to the acquisition.

As information from the entity being acquired has been limited prior to the closing of the transaction, management has yet to determine the fair values of the net assets acquired and consequently any goodwill and other identifiable assets or liabilities. Therefore, the initial accounting for the business combination is incomplete and no determination of the fair value of net assets acquired (and the calculation of goodwill) has yet been completed. Any goodwill ultimately recognised is expected to represent synergies to the Group as it provides additional platform for growth into the direct-to-consumer market, leveraging AffinityDNA’s well-established market place worldwide. Any goodwill ultimately recognised is not expected to be deductible for tax purposes.